Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2012	Apr. 30, 2012 Trade names and trademarks	Apr. 30, 2011 Trade names and trademarks	Apr. 30, 2010 Trade names and trademarks	Apr. 30, 2012 Safety manuals, AOCs and operating licenses	Apr. 30, 2011 Safety manuals, AOCs and operating licenses	Apr. 30, 2012 Embedded equity in lease contracts	Apr. 30, 2011 Embedded equity in lease contracts
Intangible Assets [Line Items]
Cost, beginning balance	$ 342,695	$ 364,326		$ 179,900	$ 179,900	$ 179,900	$ 4,138	$ 3,947	$ 158,657	$ 180,479
Embedded equity in lease contracts realized	(19,840)	(23,384)							(19,840)	(23,384)
Foreign exchange	(1,236)	1,753					(197)	191	(1,039)	1,562
Cost, ending balance	321,619	342,695		179,900	179,900	179,900	3,941	4,138	137,778	158,657
Impairment losses, beginning balance	(99,511)	(78,903)		(25,000)	(25,000)	(25,000)			(74,511)	(53,903)
Impairment loss	(4,218)	(20,608)							(4,218)	(20,608)
Impairment losses, ending balance	(103,729)	(99,511)		(25,000)	(25,000)	(25,000)			(78,729)	(74,511)
Net book value	$ 217,890	$ 243,184	$ 217,415	$ 154,900	$ 154,900		$ 3,941	$ 4,138	$ 59,049	$ 84,146